Supplemental Expense Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplemental Expense Information
Schedule of Supplemental Expense Information

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Research and development expenses	¥25,042	¥25,241	¥26,290
Advertising costs	7,178	7,658	9,721
Shipping and handling costs	37,836	36,497	49,172
Depreciation	26,517	28,903	30,467